SHAREHOLDER LETTER

Dear Shareholder:

This semiannual report of Franklin Templeton Global Trust covers the period ended April 30, 1999. The Trust consists of Franklin Templeton Global Currency Fund and Franklin Templeton Hard Currency Fund.

The six months under review was another challenging period for global currency investors. In October and November 1998, mounting evidence of an economic slowdown in many European countries led to speculation about interest rate cuts there, and concerns about how global economic turbulence might affect the U.S. economy prompted the Federal Reserve to cut short-term interest rates three different times. Then, in December, the central banks of Sweden, the United Kingdom, and all the European Economic Union members cut their interest rates.

In January 1999, benign inflation and relatively weak economic growth in most industrial nations contributed to many investors' positive outlook for global currency markets. This changed in February due to the release of stronger than expected economic data. However, in March, many investors regained their optimism, despite the potential negative effect of higher oil prices on inflation, and the U.S. and United Kingdom currency markets benefited from flight-to-quality inflows as a result of the crisis in Yugoslavia.

Since the dollar was relatively strong during the period, the funds' weak performance is not surprising. Nevertheless, the Franklin Templeton Global Trust has provided strong total returns during periods of U.S. dollar weakness, while giving back some of those gains in periods of dollar strength. Although no one can predict the future, we believe the funds still offer investors a solid opportunity to protect against future dollar decline through the diversification afforded by foreign money markets.



CONTENTS

Shareholder Letter .................        1

Fund Reports
 Franklin Templeton
 Global Currency Fund ..............        3

 Franklin Templeton
 Hard Currency Fund ................        8

Financial Highlights &
Statement of Investments ...........       14

Financial Statements ...............       19

Notes to
Financial Statements ...............       23

FUND CATEGORY

[PYRAMID GRAPHIC]



As always, we thank you for investing with us and welcome your comments or questions.

Sincerely,

/s/ Thomas J. Dickson

Thomas J. Dickson
Portfolio Manager
Franklin Templeton Global Trust



FRANKLIN TEMPLETON
GLOBAL CURRENCY FUND

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Global Currency Fund seeks to maximize the investor's total return through a combination of interest income and changes in the fund's net asset value due to changes in currency exchange rates. The fund seeks to achieve its goal by investing in interest-earning money market instruments denominated in three or more Major Currencies, as defined in the fund's prospectus.
--------------------------------------------------------------------------------

Since Franklin Templeton Global Currency Fund holds primarily short-term securities whose prices have been relatively stable in local currency terms, most of its total return is derived from interest paid by portfolio securities and changes in the U.S. dollar's value relative to the currencies of countries where the fund invests. This tends to put the fund at a disadvantage during periods of U.S. dollar strength because two-thirds of our internal benchmark portfolio is invested in foreign currencies.

In November, differences in short-term money market rates and relative growth rates between the U.S. and most other countries contributed to an appreciating dollar relative to the euro and Japanese yen, as well as most other major currencies. During December, the dollar weakened, but in January, with the Federal Reserve hinting at potential interest rate increases because of continued strong domestic economic news, the dollar began to recover. Within this environment, Franklin Templeton Global Currency Fund provided a -0.17% six-month cumulative total return, as shown in the Performance Summary on page 7.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal value, beginning on page 15 of this report.

ASSET ALLOCATION BY CURRENCY
Franklin Templeton Global Currency Fund
Based on Total Net Assets
4/30/99

[PIE CHART]
                    U.S. Dollar 36.9%
                    European Monetary Unit 28.9%
                    Australian Dollar 12.2%
                    New Zealand Dollar 11.6%
                    Norwegian Krone 5.3%
                    Danish Krone 5.1%


During the reporting period, currencies of dollar-block countries performed best versus the U.S. dollar. The Canadian dollar led the way, appreciating 5.94%, followed by the Australian dollar (5.81%), and the New Zealand dollar (5.43%). On the other hand, most European currencies fell versus the dollar because of the relatively weak state of the regional economy. In March, many European currencies depreciated further as a result of the crisis in Yugoslavia and ended the period down versus the U.S. dollar. Meanwhile, the Japanese yen fell 2.93% against the U.S. dollar.

Throughout the reporting period, we sought to take advantage of fluctuating exchange rates and slowly increased the fund's exposure to U.S., Australian and New Zealand dollars, while decreasing exposure to European and Asian currencies. By April 30, 1999, the fund's U.S. exposure increased to 36.9% from 29.6% of total net assets at the beginning of the period. Australian and New Zealand exposure increased from 10.4% and 5.5%, to 12.2% and 11.6%, respectively.

Looking forward, we feel that the U.S. dollar may remain strong, inflation may remain relatively benign, and domestic interest rates may remain fairly stable during the next several months. Hence, we expect a relatively strong dollar in the short term, but are optimistic about the euro in the medium to long term. In any event, we intend to continue our search for opportunities to add currencies to the portfolio that offer value, given our assessment of the market.

Of course, there are special risk considerations associated with global investing related to market, currency, economic, social, political, and other factors, as discussed in the prospectus.

Because a significant amount of the fund's assets are denominated in foreign currencies, there is potential for significant gain or loss from currency exchange rate fluctuations. A non-diversified foreign fund may not be appropriate for all investors and should not be considered a complete investment program.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of April 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

 ------------------------------------------------------------------------------
 Please note that although the fund's Statement of Investments on page 15 of this report indicates the fund held 66.3% of its portfolio investments in U.S. dollar-denominated assets as of April 30, 1999, its NET EXPOSURE to the U.S. dollar as of that date was only 36.9%. The difference is explained by the fund's holdings of forward currency exchange contracts (see Note 2 in the Notes to Financial Statements on page 24) calling for the purchase of various foreign currencies in exchange for U.S. dollars at various future dates. The combination of U.S. dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.
 ------------------------------------------------------------------------------

FRANKLIN TEMPLETON
GLOBAL CURRENCY FUND

-------------------------------------------------------------------------------
CLASS A (FORMERLY CLASS I): SUBJECT TO THE CURRENT, MAXIMUM 2.25% INITIAL SALES CHARGE. PRIOR TO AUGUST 3, 1998,FUND SHARES WERE OFFERED AT A HIGHER INITIAL SALES CHARGE; THUS, ACTUAL TOTAL RETURNS WOULD HAVE BEEN LOWER. PAST EXPENSE WAIVERS BY THE FUND'S INVESTMENT MANAGER INCREASED THE FUND'S TOTAL RETURN. IF THE FUND'S MANAGER HAD NOT TAKEN THIS ACTION, TOTAL RETURN FOR THE FUND WOULD HAVE BEEN LOWER.
-------------------------------------------------------------------------------

During the six months ended April 30, 1999, the fund recognized net foreign currency losses due to fluctuations in the value of its foreign currency-denominated securities and foreign currency holdings. Under the Internal Revenue Code, these losses reduce the fund's investment income available for distribution to shareholders, which causes all or a portion of the total distributions to be characterized as a return of capital at the fund's year end. In general, return-of-capital distributions are not taxable. Instead, they reduce the cost basis of your fund shares, and affect the computation of a gain or loss when you sell your shares.

PERFORMANCE SUMMARY AS OF 4/30/99

Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION (11/1/98-4/30/99)

  CLASS A                            CHANGE            4/30/99    10/31/98
  ------------------------------------------------------------------------
  Net Asset Value                    -$0.19             $11.87      $12.06

                                     DISTRIBUTIONS
                                     -------------------------------------
  Dividend Income                    $0.1690

              Past performance is not predictive of future results.


PERFORMANCE

                                                                                  INCEPTION
  CLASS A                      6-MONTH            1-YEAR     5-YEAR    10-YEAR    (6/27/86)
  Cumulative
  Total Return(1)               -0.17%            +4.34%     +14.10%    +69.24%    +120.57%
  Average Annual
  Total Return(2)               -2.44%            +2.00%      +2.21%     +5.17%      +6.16%
  Value of $10,000
  Investment(3)                 $9,756          $10,200     $11,152    $16,549     $21,557

  Distribution Rate(4)                   9.39%
  30-Day
  Standardized Yield(5)                  3.82%
                               4/30/95          4/30/96     4/30/97    4/30/98     4/30/99
  One-Year Total Return(6)      +12.30%           -2.33%      -1.44%     +1.16%      +4.34%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge.

4. Distribution rate is based on an annualization of the current monthly dividend and the maximum offering price per share on April 30, 1999.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended April 30, 1999.

6. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.


ASSET ALLOCATION BY CURRENCY
Franklin Templeton Hard Currency Fund
Based on Total Net Assets
4/30/99


                    European Monetary Unit 41.6%
                    Swiss Franc 27.5%
[PIE CHART]         Japanese Yen 19.8%
                    U.S. Dollar 2.2%
                    New Zealand Dollar 8.9%

FRANKLIN TEMPLETON
HARD CURRENCY FUND

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Hard Currency Fund seeks to protect against depreciation of the U.S. dollar relative to other currencies. The fund seeks to achieve its goal by investing in high-quality money market instruments (and forward contracts) denominated in foreign Major Currencies (as defined in the fund's prospectus) which historically have experienced low rates of inflation and which, in the view of the Investment Managers, follow economic policies conducive to continual low rates of inflation and currency appreciation versus the U.S. dollar over the long term.
--------------------------------------------------------------------------------

Since Franklin Templeton Hard Currency Fund holds primarily short-term securities whose prices have been relatively stable in local currency terms, most of its total return is derived from interest paid by portfolio securities, and changes in the U.S. dollar's value relative to the currencies of countries where the fund invests. This can put your fund at a disadvantage during periods when the dollar is strengthening, because our internal benchmark portfolio is weighted one-third each in the money markets of Japan, Germany and Switzerland.

In November, differences in short-term money market rates and relative growth rates between the U.S. and most other countries contributed to an appreciating dollar relative to the euro and Japanese yen, as well as most other major currencies. During December, the dollar weakened, but in January, with the Federal Reserve hinting at potential interest rate increases because of continued strong domestic economic news, the dollar began to recover. Within this environment, Franklin Templeton Global Currency Fund- Class A provided a -7.42% six-month cumulative total return, as shown in the Performance Summary on page 13.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal value, beginning on page 18 of this report.

During the reporting period, currencies of dollar-block countries performed best versus the U.S. dollar. The Canadian dollar led the way, appreciating 5.94%, followed by the Australian dollar (5.81%), and the New Zealand dollar (5.43%). On the other hand, most European currencies fell versus the dollar because of the relatively weak state of the regional economy. In March, many European currencies depreciated further as a result of the crisis in Yugoslavia and ended the period down versus the U.S. dollar. Meanwhile, the Japanese yen fell 2.93% against the U.S. dollar.

At the beginning of the reporting period, the fund's geographic exposure consisted of 27.8% in Germany, 26.2% in Japan, 21.9% in Switzerland, 4.3% in New Zealand, and 19.8% in the U.S. During the six months under review, we changed the composition of the portfolio in an attempt to take advantage of some of the trends and opportunities we were seeing at the time. By the end of the period, the fund's exposure had changed to 41.6% in the euro, 19.8% in Japan, 27.5% in Switzerland, 8.9% in New Zealand, and 2.2% in the U.S. The fund's U.S. exposure is due simply to the timing of cash flows in and out of the fund. As always, we strive to keep the fund as fully invested as possible in foreign securities at all times.

Looking forward, we feel that the U.S. dollar may remain strong, inflation may remain relatively benign, and domestic interest rates may remain fairly stable during the next several months. Hence, we expect a relatively strong dollar in the short term, but are optimistic about the euro in the medium to long term. In any event, we intend to continue our search for opportunities to add currencies to the portfolio that offer value, given our assessment of the market.

Of course, there are special risk considerations associated with global investing related to market, currency, economic, social, political, and other factors, as discussed in the fund's prospectus. Because the fund's assets are largely denominated in foreign currencies, there is potential for significant gain or loss from currency exchange rate fluctuations. A non-diversified foreign fund may not be appropriate for all investors and should not be considered a complete investment program.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of April 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

Please note that although the fund's Statement of Investments on page 18 of this report indicates the fund held 61.0% of its portfolio investments in U.S. dollar-denominated assets as of April 30, 1999, its NET EXPOSURE to the U.S. dollar on that date was only 2.2%. The difference is explained by the fund's holdings of forward currency exchange contracts (see Note 2 in the Notes to Financial Statements on page 24) calling for the purchase of various foreign currencies in exchange for U.S. dollars at various future dates. The combination of U.S. dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market for a particular foreign currency is small or relatively illiquid.


FRANKLIN TEMPLETON
HARD CURRENCY FUND

CLASS A (FORMERLY CLASS I):

Subject to the current, maximum 2.25% initial sales charge. Prior to August 3,1998,fund shares were offered at a higher initial sales charge; thus, actual total returns would have been lower.

ADVISOR CLASS:

No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.

Past expense waivers by the fund's Investment Manager increased the fund's total returns. If the fund's manager had not taken this action, total returns would have been lower.

During the six months ended April 30, 1999, the fund recognized net foreign currency losses due to fluctuations in the value of its foreign currency-denominated securities and foreign currency holdings. Under the Internal Revenue Code, these losses reduce the fund's investment income available for distribution to shareholders, which causes all or a portion of the total distributions to be characterized as a return of capital at the fund's year end. In general, return-of-capital distributions are not taxable. Instead, they reduce the cost basis of your fund shares, and affect the computation of a capital gain or loss when you sell your shares.

PERFORMANCE SUMMARY AS OF 4/30/99

Distributions will vary based on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION (11/1/98-4/30/99)

  CLASS A                            CHANGE             4/30/99      10/31/98
  ---------------------------------------------------------------------------
  Net Asset Value                    -$0.87               $9.52        $10.39

                                     DISTRIBUTIONS
                                     ----------------------------------------
  Dividend Income                    $0.1040

  ADVISOR CLASS                      CHANGE             4/30/99      10/31/98
  ---------------------------------------------------------------------------
  Net Asset Value                    -$0.87               $9.54        $10.41

                                     DISTRIBUTIONS
                                     ----------------------------------------
  Dividend Income                    $0.1114



             Past performance is not predictive of future results.


PERFORMANCE

                                                                    INCEPTION
  CLASS A                            6-MONTH      1-YEAR    5-YEAR  (11/17/89)
  ----------------------------------------------------------------------------
  Cumulative Total Return(1)           -7.42%     +2.28%    -2.48%    +55.08%
  Average Annual Total Return(2)       -9.51%     -0.03%    -0.96%     +4.50%
  Value of $10,000 Investment(3)      $9,049     $9,997    $9,431    $15,156

  Distribution Rate(4)                  2.46%
  30-Day Standardized Yield(5)          2.61%

                                  4/30/95    4/30/96   4/30/97  4/30/98  4/30/99
  -------------------------------------------------------------------------------
  One-Year Total Return(6)         +21.43%     -8.92%   -11.21%   -2.91%   +2.28%

                                                                     INCEPTION
  ADVISOR CLASS(7)                   6-MONTH      1-YEAR    5-YEAR   (11/17/89)
  Cumulative Total Return(1)           -7.33%     +2.69%    -1.70%    +56.32%
  Average Annual Total Return(2)       -7.33%     +2.69%    -0.34%     +4.84%
  Value of $10,000 Investment(3)      $9,267    $10,269    $9,830     $15,632

  Distribution Rate(4)                  2.52%
  30-Day Standardized Yield(5)          2.37%

                                  4/30/95    4/30/96   4/30/97  4/30/98  4/30/99
  -------------------------------------------------------------------------------
  One-Year Total Return(6)        +21.43%     -8.92%   -11.14%   -2.60%   +2.69%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (net asset value price, for Advisor Class) per share on April 30, 1999.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended April 30, 1999.

6. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

7. On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -8.48% and -3.74%, respectively.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

             Past performance is not predictive of future results.


FRANKLIN TEMPLETON GLOBAL TRUST
Financial Highlights

FRANKLIN TEMPLETON GLOBAL CURRENCY FUND

                                                                         SIX MONTHS
                                                                            ENDED
                                                                        APRIL 30,1999            YEAR ENDED OCTOBER 31,
                                                                         (UNAUDITED)             1998            1997

PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period .................................    $    12.06          $    12.10      $    12.80
                                                                          ----------          ----------      ----------
Income from investment operations:
 Net investment income ...............................................           .21                 .50             .49
 Net realized and unrealized gains (losses) ..........................          (.23)               (.07)           (.68)
                                                                          ----------          ----------      ----------
Total from investment operations .....................................          (.02)                .43            (.19)
                                                                          ----------          ----------      ----------
Less distributions from:
 Net investment income ...............................................          (.17)               (.28)             --
 Tax return of capital ...............................................            --                (.19)           (.51)
                                                                          ----------          ----------      ----------
Total distributions ..................................................          (.17)               (.47)           (.51)
                                                                          ----------          ----------      ----------
Net asset value, end of period .......................................    $    11.87          $    12.06      $    12.10
                                                                          ==========          ==========      ==========

Total Return(*) ......................................................          (.17)%              3.71%          (1.46)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ....................................    $   30,920          $   33,703      $   41,795
Ratios to average net assets:
 Expenses ............................................................          1.12%(**)           1.19%           1.10%
 Expenses, excluding waiver and payments
  by affiliate .......................................................          1.12%(**)           1.19%           1.10%
Net investment income ................................................          3.47%(**)           4.08%           4.01%
Portfolio turnover rate ..............................................           .00%                .00%            .00%


                                                                                                                          YEAR ENDED
                                                                                   YEAR ENDED OCTOBER 31,                  APRIL 30,
                                                                           1996            1995          1994(+)             1994

PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period .................................  $ 13.67      $    14.14      $    13.85          $    13.96
                                                                        -------      ----------      ----------          ----------
Income from investment operations:
 Net investment income ...............................................      .69            1.29             .25                 .57
 Net realized and unrealized gains (losses) ..........................     (.54)           (.49)            .32                (.11)
                                                                        -------      ----------      ----------          ----------
Total from investment operations .....................................      .15             .80             .57                 .46
                                                                        -------      ----------      ----------          ----------
Less distributions from:
 Net investment income ...............................................     (.71)          (1.27)           (.28)               (.57)
 Tax return of capital ...............................................     (.31)             --              --                  --
                                                                        -------      ----------      ----------          ----------
Total distributions ..................................................    (1.02)          (1.27)           (.28)               (.57)
                                                                        -------      ----------      ----------          ----------
Net asset value, end of period .......................................  $ 12.80      $    13.67      $    14.14          $    13.85
                                                                        =======      ==========      ==========          ==========

Total Return(*) ......................................................     1.27%           6.05%           4.14%               3.41%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ....................................  $50,773      $   59,942      $   56,098          $   51,539
Ratios to average net assets:
 Expenses ............................................................      .99%            .99%           1.04%(**)           1.41%
 Expenses, excluding waiver and payments
  by affiliate .......................................................      .99%            .99%           1.12%(**)           1.61%
Net investment income ................................................     4.30%           5.29%           3.55%(**)           2.78%
Portfolio turnover rate ..............................................      .00%          46.05%          25.62%              37.16%

(*) Total return does not reflect sales commissions and is not annualized.

(**)Annualized.

(+) Six months ended October 31,1994. Prior to this period, the Fund's fiscal year end was April 30.

                       See notes to financial statements.


FRANKLIN TEMPLETON GLOBAL TRUST
STATEMENT OF INVESTMENTS, APRIL 30, 1999 (UNAUDITED)

                                                                                      PRINCIPAL
   FRANKLIN TEMPLETON GLOBAL CURRENCY FUND                                             AMOUNT(*)           VALUE
-----------------------------------------------------------------------------        -------------     ------------
   FOREIGN GOVERNMENT SECURITIES - FLOATING RATE NOTE (COST $2,728,124) 7.3%
   Government of Spain, FRN, 3.75%, 6/29/02 ..................................       2,121,861 EUR     $  2,248,201
                                                                                                       ------------
   SHORT TERM INVESTMENTS 89.2%
   COMMERCIAL PAPER 20.3%
   Ciesco LP, 4.80%, 5/24/99 .................................................       1,550,000            1,545,042
   Halifax PLC, 4.72%, 5/28/99 ...............................................       1,600,000            1,594,035
   International Lease Finance Corp., 4.72%, 6/11/99 .........................       1,600,000            1,591,059
   Toyota Motor Credit Corp., 4.77%, 5/28/99 .................................       1,550,000            1,544,222
                                                                                                       ------------
   TOTAL COMMERCIAL PAPER (COST $6,274,606) ..................................                            6,274,358
                                                                                                       ------------
   GOVERNMENT SECURITIES 31.6%
   Australia Treasury Bill, 5.20%, 6/24/99 ...................................       3,165,000 AUD        2,082,196
   Canada Treasury Bill, 4.78%, 5/14/99 ......................................       1,600,000            1,596,368
   Federal Republic of Germany, 3.50%, 6/18/99 ...............................         869,196 EUR          920,582
   German Treasury Bill, 2.42%, 7/16/99 ......................................       3,000,000 EUR        3,158,154
   New Zealand Treasury Bill, 4.64%, 10/13/99 ................................       3,650,000 NZD        2,000,921
                                                                                                       ------------
   TOTAL GOVERNMENT SECURITIES (COST $10,053,932) ............................                            9,758,221
                                                                                                       ------------
   U.S. GOVERNMENT AGENCIES 37.3%
   Fannie Mae, 4.73%, 5/10/99 ................................................       2,480,000            2,477,733
   Federal Farm Credit Banks, 4.65%,with maturities to 7/01/99 ...............       4,060,000            4,043,090
   Federal Home Loan Bank, 5.10%, 3/09/00 ....................................       1,600,000            1,597,504
   Federal Home Loan Mortgage Corp., 4.70% to 4.72%,with maturities to 9/03/99       2,150,000            2,120,513
   U.S. Treasury Bill, 4.355%, 10/14/99 ......................................       1,320,000            1,293,240
                                                                                                       ------------
   TOTAL U.S. GOVERNMENT AGENCIES (COST $11,531,332) .........................                           11,532,080
                                                                                                       ------------
   TOTAL SHORT TERM INVESTMENTS (COST $27,859,870) ...........................                           27,564,659
                                                                                                       ------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $30,587,994) ..........                           29,812,860
                                                                                                       ------------
(a)REPURCHASE AGREEMENT (COST $1,216,000) 3.9%
   Deutsche Bank AG, 4.85%, 5/01/99 (Maturity Value $1,216,491)
    Collateralized by U.S. Treasury Notes and Bonds ..........................       1,216,000            1,216,000
                                                                                                       ------------
   TOTAL INVESTMENTS (COST $31,803,994) 100.4% ...............................                           31,028,860
   NET EQUITY IN FORWARD CONTRACTS (.1%) .....................................                              (24,309)
   OTHER ASSETS, LESS LIABILITIES (.3%) ......................................                              (84,793)
                                                                                                       ------------
   TOTAL NET ASSETS 100.0% ...................................................                         $ 30,919,758
                                                                                                       ============


CURRENCY ABBREVIATION:
AUD -  Australian Dollar
EUR -  European Unit
NZD -  New Zealand Dollar

(*) Securities denominated in U.S. dollars unless otherwise indicated.

(a) See note 1(d) regarding repurchase agreements.


                       See notes to financial statements.



FRANKLIN TEMPLETON GLOBAL TRUST
Financial Highlights

FRANKLIN TEMPLETON HARD CURRENCY FUND

                                                                                      CLASS A
                                              -------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                        YEAR ENDED OCTOBER 31,                    YEAR ENDED
                                              APRIL 30, 1999   ---------------------------------------------------        APRIL 30,
                                               (UNAUDITED)     1998(a)     1997       1996        1995     1994(+)          1994
                                              --------------   -------   -------    ---------   --------   -------       ----------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the
  period)
Net asset value, beginning of period .......     $ 10.39       $ 10.28   $ 11.64    $  13.09    $  13.95   $ 12.95         $ 13.00
                                                 -------       -------   -------    --------    --------   -------         -------
Income from investment operations:
 Net investment income .....................         .12           .30       .37         .57        1.84       .26             .50
 Net realized and unrealized gains (losses)         (.89)          .12     (1.33)      (1.34)      (1.02)      .99            (.05)
                                                 -------       -------   -------    --------    --------   -------         -------
Total from investment operations ...........        (.77)          .42      (.96)       (.77)        .82      1.25             .45
                                                 -------       -------   -------    --------    --------   -------         -------
Less distributions from:
 Net investment income .....................        (.10)         (.25)      --         (.06)      (1.68)     (.25)           (.13)
 Tax return of capital .....................         --           (.06)     (.40)       (.62)        --        --             (.37)
                                                 -------       -------   -------    --------    --------   -------         -------
Total distributions ........................        (.10)         (.31)     (.40)       (.68)      (1.68)     (.25)           (.50)
                                                 -------       -------   -------    --------    --------   -------         -------
Net asset value, end of period .............     $  9.52       $ 10.39   $ 10.28    $  11.64    $  13.09   $ 13.95         $ 12.95
                                                 =======       =======   =======    ========    ========   =======         =======
Total Return(*) ............................       (7.42)%        4.33%    (8.28)%     (5.99)%      6.68%     9.74%           3.62%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........     $55,766       $68,902   $91,976    $124,666    $132,089   $61,228         $35,739
Ratios to average net assets:
 Expenses ..................................        1.11%(**)     1.35%     1.13%       1.10%       1.15%     1.05%(**)       1.47%
 Expenses, excluding waiver and payments
  by affiliate .............................        1.11%(**)     1.35%     1.13%       1.10%       1.15%     1.28%(**)       1.71%
 Net investment income .....................        2.59%(**)     3.07%     3.53%       4.50%       4.68%     3.80%(**)       3.83%
Portfolio turnover rate ....................       55.19%        96.41%     2.68%        .00%      15.72%    28.18%            .00%

(*) Total return does not reflect sales commissions and is not annualized. (**) Annualized.
(+) Six months ended October 31, 1994. Prior to this period, the Fund's fiscal year end was April 30.
(a) Based on average weighted shares outstanding.



FRANKLIN TEMPLETON GLOBAL TRUST
Financial Highlights (continued)

FRANKLIN TEMPLETON HARD CURRENCY FUND (CONT.)

                                                                         ADVISOR CLASS
                                                     --------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                YEAR ENDED OCTOBER 31,
                                                     APRIL 30, 1999(a)     ----------------------------
                                                       (UNAUDITED)            1998           1997(+)
                                                     -----------------     ---------      ----------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period..............     $   10.41           $   10.28      $  11.28
                                                       ---------           ---------      --------
Income from investment operations:
 Net investment income ...........................           .14                 .33           .34
 Net realized and unrealized gains (losses) ......          (.90)                .14         (1.00)
                                                       ---------           ---------      --------
Total from investment operations .................          (.76)                .47          (.66)
                                                       ---------           ---------      --------
Less distributions from:
 Net investment income ...........................          (.11)               (.28)          --
 Tax return of capital ...........................           --                 (.06)         (.34)
                                                       ---------           ---------      --------
Total distributions ..............................          (.11)               (.34)         (.34)
                                                       ---------           ---------      --------
Net asset value, end of period ...................     $    9.54           $   10.41      $  10.28
                                                       =========           =========      ========

Total Return(*) ..................................         (7.33)%              4.89%        (5.84)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................     $      68           $   3,343      $    249
Ratios to average net assets:
 Expenses ........................................          1.06%(**)           1.01%          .94%(**)
 Net investment income ...........................          2.72%(**)           3.29%         3.67%(**)
Portfolio turnover rate ..........................         55.19%              96.41%         2.68%

(*) Total return is not annualized.
(**) Annualized.
(+) For the period January 2, 1997 (effective date) through October 31, 1997.
(a) Based on average weighted shares outstanding.


                       See notes to financial statements.



FRANKLIN TEMPLETON GLOBAL TRUST
STATEMENT OF INVESTMENTS, APRIL 30,1999 (UNAUDITED)

                                                                                       PRINCIPAL
   FRANKLIN TEMPLETON HARD CURRENCY FUND                                               AMOUNT(*)           VALUE
--------------------------------------------------------------------------------------------------------------------
   FOREIGN GOVERNMENT SECURITIES-FLOATING RATE NOTE (COST $1,392,600) 2.0%
   Government of Italy, FRN, 0.208%,7/26/99 ...................................     $135,000,000 JPY    $  1,130,899
                                                                                                        ------------
   SHORT TERM INVESTMENTS 86.3%
   COMMERCIAL PAPER 28.8%
   Canadian Wheat Board, 1.49%, 5/12/99 .......................................        3,500,000 CHF       2,297,992
   Ciesco LP, 4.80%, 5/24/99 ..................................................        2,910,000           2,900,691
   Halifax Building Society Ltd., 1.49%, 5/12/99 ..............................        3,500,000 CHF       2,297,992
   Halifax PLC, 4.72%, 5/28/99 ................................................        3,400,000           3,387,325
   Rabobank International London, 1.49%, 5/12/99 ..............................        3,500,000 CHF       2,297,992
   Toyota Motor Credit Corp., 4.77%, 5/28/99 ..................................        2,910,000           2,899,152
                                                                                                        ------------
   TOTAL COMMERCIAL PAPER (COST $16,309,141) ..................................                           16,081,144
                                                                                                        ------------
   GOVERNMENT SECURITIES 30.3%
   Canadian Treasury Bill, 4.78%, 5/14/99 .....................................        3,200,000           3,192,736
   Federal Republic of Germany, 3.50%, 6/18/99 ................................          843,632 EUR         893,506
   German Treasury Bill, 2.42%, 7/16/99 .......................................        9,000,000 EUR       9,474,461
   New Zealand Treasury Bill, 4.64%, 10/13/99 .................................        6,140,000 NZD       3,365,932
                                                                                                        ------------
   TOTAL GOVERNMENT SECURITIES (COST $17,917,592) .............................                           16,926,635
                                                                                                        ------------
   U.S. GOVERNMENT AGENCIES 27.2%
   Federal Farm Credit Banks, 4.65%, with maturities to 7/01/99 ...............        6,437,000           6,412,210
   Federal Home Loan Bank, 5.10%, 3/09/00 .....................................        3,000,000           2,995,320
   Federal Home Loan Mortgage Corp., 4.71% to 4.72%, with maturities to 8/09/99        4,820,000           4,763,610
   U.S. Treasury Bill,4.355%,10/14/99 .........................................        1,000,000             979,728
                                                                                                        ------------
   TOTAL U.S. GOVERNMENT AGENCIES (COST $15,151,188) ..........................                           15,150,868
                                                                                                        ------------
   TOTAL SHORT TERM INVESTMENTS (COST $49,377,921) ............................                           48,158,647
                                                                                                        ------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $50,770,521) ..........                           49,289,546
                                                                                                        ------------
(a)REPURCHASE AGREEMENTS 13.2%
   Barclays Bank PLC, 4.87%, 5/03/99 (Maturity Value $2,501,015)
     Collateralized by U.S. Treasury Notes and Bonds ..........................        2,500,000           2,500,000
   Deutsche Bank AG, 4.88%, 5/03/99,(Maturity Value $2,368,963)
     Collateralized by U.S. Treasury Notes and Bonds ..........................        2,368,000           2,368,000
   Morgan Stanley & Co. Inc., 4.87%, 5/03/99,(Maturity Value $2,501,015)
     Collateralized by U.S. Treasury Notes and Bonds ..........................        2,500,000           2,500,000
                                                                                                        ------------
   TOTAL REPURCHASE AGREEMENTS (COST $7,368,000) ..............................                            7,368,000
                                                                                                        ------------
   TOTAL INVESTMENTS (COST $58,138,521) 101.5% ................................                           56,657,546
   NET EQUITY IN FORWARD CONTRACTS (.7%) ......................................                             (356,479)
   OTHER ASSETS, LESS LIABILITIES (.8%) .......................................                             (466,273)
                                                                                                        ------------
   TOTAL NET ASSETS 100.0% ....................................................                         $ 55,834,794
                                                                                                        ============

CURRENCY ABBREVIATIONS:
CHF  -  Swiss Franc
EUR  -  European Unit
NZD  -  New Zealand Dollar
JPY  -  Japanese Yen

(*) Securities denominated in U.S. dollars unless otherwise indicated.
(a) See note 1(d) regarding repurchase agreements.


                       See notes to financial statements.


FRANKLIN TEMPLETON GLOBAL TRUST
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)

                                                                 FRANKLIN           FRANKLIN
                                                                TEMPLETON          TEMPLETON
                                                                 GLOBAL              HARD
                                                              CURRENCY FUND      CURRENCY FUND
                                                              -------------      -------------
Assets:
 Investments in securities:
  Cost ................................................        $30,587,994        $50,770,521
                                                               -----------        -----------
  Value ...............................................         29,812,860         49,289,546
 Repurchase agreements, at value and cost .............          1,216,000          7,368,000
 Cash .................................................             11,153               --
 Receivables:
  Beneficial shares sold ..............................             18,285            554,190
  Dividends and interest ..............................             63,725             49,380
 Unrealized gain on forward exchange contracts (Note 6)             62,026             85,017
                                                               -----------        -----------
      Total assets ....................................         31,184,049         57,346,133
                                                               -----------        -----------
Liabilities:
 Payables:
  Beneficial shares redeemed ..........................             52,032            213,716
  To affiliates .......................................             41,334            105,098
  To shareholders .....................................             54,294            412,737
 Distributions to shareholders ........................                115              1,410
 Funds advanced by custodian ..........................               --              270,460
 Unrealized loss on forward exchange contracts (Note 6)             86,335            441,496
 Accrued expenses .....................................             30,181             66,422
                                                               -----------        -----------
      Total liabilities ...............................            264,291          1,511,339
                                                               -----------        -----------
        Net assets, at value ..........................        $30,919,758        $55,834,794
                                                               ===========        ===========


                       See notes to financial statements.


FRANKLIN TEMPLETON GLOBAL TRUST
Financial Statements (continued)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
APRIL 30, 1999 (UNAUDITED)

                                                                                                 FRANKLIN              FRANKLIN
                                                                                                TEMPLETON             TEMPLETON
                                                                                                 GLOBAL                 HARD
                                                                                              CURRENCY FUND         CURRENCY FUND
                                                                                              -------------         -------------
Net assets consist of:
 Undistributed net investment income/(Distributions in excess of net investment income)        $    237,545         $   (185,346)
 Net unrealized depreciation ..........................................................            (805,171)          (1,839,855)
 Accumulated net realized loss ........................................................            (530,632)          (5,795,445)
 Beneficial shares ....................................................................          32,018,016           63,655,440
                                                                                               ------------         ------------
      Net assets, at value ............................................................        $ 30,919,758         $ 55,834,794
                                                                                               ============         ============
CLASS A:
 Net asset value ......................................................................        $ 30,919,758         $ 55,766,436
                                                                                               ============         ============
 Shares outstanding ...................................................................           2,605,353            5,858,029
                                                                                               ============         ============
 Net asset value per share ............................................................        $      11.87         $       9.52
                                                                                               ============         ============
 Maximum offering price per share (Net asset value per share divided by 97.75%) .......        $      12.14         $       9.74
                                                                                               ============         ============
ADVISOR CLASS:
 Net asset value ......................................................................                             $     68,358
                                                                                                                    ============
 Shares outstanding ...................................................................                                    7,168
                                                                                                                    ============
 Net asset value and maximum offering price per share .................................                             $       9.54
                                                                                                                    ============


                       See notes to financial statements.



FRANKLIN TEMPLETON GLOBAL TRUST
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)

                                                                                   FRANKLIN            FRANKLIN
                                                                                  TEMPLETON           TEMPLETON
                                                                                   GLOBAL               HARD
                                                                                CURRENCY FUND       CURRENCY FUND
                                                                                -------------       -------------
Interest Income .........................................................        $   742,146         $ 1,179,477
                                                                                 -----------         -----------
Expenses:
 Management fees (Note 3) ...............................................            105,019             207,148
 Distribution fees- Class A (Note 3) ....................................             24,934              15,708
 Transfer agent fees (Note 3) ...........................................             21,400              63,700
 Custodian fees .........................................................              2,200                 400
 Reports to shareholders ................................................              8,800              28,600
 Registration and filing fees ...........................................              7,100              17,000
 Professional fees ......................................................              7,300              11,500
 Directors' fees and expenses ...........................................              4,700               8,800
 Other ..................................................................                134                 186
                                                                                 -----------         -----------
      Total expenses ....................................................            181,587             353,042
                                                                                 -----------         -----------
        Net investment income ...........................................            560,559             826,435
                                                                                 -----------         -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...........................................................            124,564          (2,116,825)
  Foreign currency transactions .........................................           (314,211)         (2,164,072)
                                                                                 -----------         -----------
   Net realized loss ....................................................           (189,647)         (4,280,897)
 Net unrealized appreciation (depreciation) on:
  Investments ...........................................................           (545,623)           (792,669)
  Translation of assets and liabilities denominated in foreign currencies            102,941            (706,298)
                                                                                 -----------         -----------
   Net unrealized depreciation ..........................................           (442,682)         (1,498,967)
                                                                                 -----------         -----------
Net realized and unrealized loss ........................................           (632,329)         (5,779,864)
                                                                                 ===========         ===========
Net decrease in net assets resulting from operations ....................        $   (71,770)        $(4,953,429)
                                                                                 ===========         ===========


                       See notes to financial statements.




FRANKLIN TEMPLETON GLOBAL TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                               FRANKLIN TEMPLETON                      FRANKLIN TEMPLETON
                                                              GLOBAL CURRENCY FUND                     HARD CURRENCY FUND
                                                      ------------------------------------   -------------------------------------
                                                      SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                       APRIL 30, 1999        YEAR ENDED       APRIL 30, 1999         YEAR ENDED
                                                         (UNAUDITED)      OCTOBER 31, 1998      (UNAUDITED)       OCTOBER 31, 1998
                                                      ----------------    ----------------   ----------------     ----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................       $    560,559        $  1,477,138        $    826,435        $  2,269,930
  Net realized gain (loss) from investments and
   foreign currency transactions ...............           (189,647)           (742,669)         (4,280,897)            244,414
  Net unrealized appreciation (depreciation) on
   investments and translation of assets and
   liabilities denominated in foreign currencies           (442,682)            407,541          (1,498,967)           (959,090)
                                                       ------------        ------------        ------------        ------------

      Net increase (decrease) in net assets
        resulting from operations ..............            (71,770)          1,142,010          (4,953,429)          1,555,254

 Distributions to shareholders from:
  Net investment income:
   Class A .....................................           (460,706)           (863,306)           (656,567)         (1,877,762)
   Advisor Class ...............................               --                  --                (7,900)            (57,064)
  Tax return of capital:
   Class A .....................................               --              (572,882)               --              (422,559)
   Advisor Class ...............................               --                  --                  --               (12,841)
 Beneficial share transactions (Note 2):
   Class A .....................................         (2,251,092)         (7,797,014)         (7,704,254)        (22,281,132)
   Advisor Class ...............................               --                  --            (3,088,277)          3,115,985
                                                       ------------        ------------        ------------        ------------

      Net decrease in net assets ...............         (2,783,568)         (8,091,192)        (16,410,427)        (19,980,119)

Net assets:
 Beginning of period ...........................         33,703,326          41,794,518          72,245,221          92,225,340
                                                       ------------        ------------        ------------        ------------
 End of period .................................       $ 30,919,758        $ 33,703,326        $ 55,834,794        $ 72,245,221
                                                       ============        ============        ============        ============
Undistributed net investment income/
 (Distributions in excess of net investment
 income) included in net assets:
  End of period ................................       $    237,545        $    137,692        $   (185,346)       $   (347,314)
                                                       ============        ============        ============        ============


                       See notes to financial statements.



FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Global Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end, non-diversified investment company, consisting of two funds (the Funds). The Funds and their investment policies are:

Franklin Templeton Global Currency Fund - The Global Currency Fund seeks to maximize total return, through a combination of interest income and currency gains, by investing in interest-earning money market instruments, at least 65% of which will be denominated in three or more major currencies, including the U.S. dollar.

Franklin Templeton Hard Currency Fund - The Hard Currency Fund seeks to protect shareholders against depreciation of the U.S. dollar relative to other currencies by investing in high-quality, interest-bearing money market instruments (and forward contracts), denominated in those major currencies which historically have experienced low rates of inflation, and which are currently pursuing economic policies conducive to continued low rates of inflation and currency appreciation versus the U.S. dollar over the long term.

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Funds purchase or sell foreign securities they will customarily enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.


FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (unaudited) (continued)

1. SIGNIFICANT ACCOUNTING POLICIES (cont.)

c. FORWARD EXCHANGE CONTRACTS:

The Funds may enter into forward exchange contracts to obtain an investment result that is substantially equal to a direct investment in a foreign currency denominated instrument and to hedge against foreign exchange risks. These contracts are valued daily and the Funds' equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

d. REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Funds' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At April 30, 1999, all outstanding repurchase agreements held by the Funds had been entered into on that date.

e. INCOME TAXES:

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

f. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

g. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

During the six months ended April 30, 1999, the Hard Currency Fund offered two classes of shares: Class A and Advisor Class. Effective January 1, 1999, Class I was renamed Class A. The shares differ by their initial sales load, distribution fees, voting rights affecting a single class and the exchange privilege of each class. The Global Currency Fund offers one class of shares.


FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (unaudited) (continued)

2. BENEFICIAL SHARES (cont.)

At April 30, 1999, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                                              FRANKLIN TEMPLETON                      FRANKLIN TEMPLETON
                                                             GLOBAL CURRENCY FUND                     HARD CURRENCY FUND
                                                        ------------------------------          ------------------------------
CLASS A SHARES:                                            SHARES            AMOUNT               SHARES             AMOUNT
                                                        ----------        ------------          ----------        ------------
Six months ended April 30, 1999
 Shares sold ..................................            206,352        $  2,479,005           1,104,799        $ 11,084,549
 Shares issued on reinvestment of distributions             34,672             412,288              52,719             526,364
 Shares redeemed ..............................           (430,728)         (5,142,385)         (1,928,648)        (19,315,167)
                                                        ----------        ------------          ----------        ------------
 Net decrease .................................           (189,704)       $ (2,251,092)           (771,130)       $ (7,704,254)
                                                        ==========        ============          ==========        ============
Year ended October 31, 1998
 Shares sold ..................................            279,185        $  3,284,072           2,210,728        $ 21,802,773
 Shares issued on reinvestment of distributions            106,675           1,253,805             187,976           1,820,909
 Shares redeemed ..............................         (1,045,274)        (12,334,891)         (4,713,561)        (45,904,814)
                                                        ----------        ------------          ----------        ------------
 Net decrease .................................           (659,414)       $ (7,797,014)         (2,314,857)       $(22,281,132)
                                                        ==========        ============          ==========        ============

ADVISOR CLASS SHARES:
Six months ended April 30, 1999
 Shares sold ..............................................................................        443,174        $  4,585,637
 Shares issued on reinvestment of distributions ...........................................            608               6,075
 Shares redeemed ..........................................................................       (757,709)         (7,679,989)
                                                                                                ----------        ------------
 Net decrease .............................................................................       (313,927)       $ (3,088,277)
                                                                                                ==========        ============
Year ended October 31, 1998
 Shares sold ..............................................................................      1,414,038        $ 13,878,770
 Shares issued on reinvestment of distributions ...........................................          7,092              69,905
 Shares redeemed ..........................................................................     (1,124,297)        (10,832,690)
                                                                                                ----------        ------------
 Net increase .............................................................................        296,833        $  3,115,985
                                                                                                ==========        ============

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Trust are also officers or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Funds' investment manager, principal underwriter and transfer agent, respectively.

Global Currency Fund and Hard Currency Fund pay an investment management fee to Advisers of 0.65% per year of the average daily net assets of each Fund. Under a subadvisory agreement, Templeton Investment Counsel, Inc., a wholly owned subsidiary of Franklin Resources, Inc., provides subadvisory services to the Funds and receives from Advisers, fees of 0.25% per year based on the aggregate average daily net assets of each Fund.



FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (cont.)

The Global Currency Fund reimburses Distributors up to 0.45% per year of the Fund's average daily net assets for costs incurred in marketing the Fund's shares. The Hard Currency Fund reimburses Distributors up to 0.45% per year of the Fund's average daily net assets of Class A shares for costs incurred in marketing the Fund's Class A shares.

Distributors received net commissions on sales of Fund shares, and paid commissions to other dealers for the six months ended April 30, 1999 as follows:

                                                      FRANKLIN           FRANKLIN
                                                     TEMPLETON          TEMPLETON
                                                      GLOBAL              HARD
                                                   CURRENCY FUND      CURRENCY FUND
                                                   -------------      -------------
Total commissions received ...............            $ 3,656            $17,226
                                                      -------            -------
Paid to other dealers ....................            $ 3,237            $15,294
                                                      -------            -------

4. INCOME TAXES

At October 31, 1998, the Funds had tax basis capital losses which may be carried over to offset future capital gains as follows:

                                                FRANKLIN             FRANKLIN
                                               TEMPLETON            TEMPLETON
                                                 GLOBAL               HARD
                                              CURRENCY FUND        CURRENCY FUND
                                              -------------        -------------
Capital loss carryovers expiring in:
 2001 .....................................     $ 35,182            $  192,513
 2002 .....................................          --                    271
 2003 .....................................      173,253               112,254
 2004 .....................................       77,143             1,047,201
 2005 .....................................       54,060               162,309
 2006 .....................................        1,347                  --
                                                --------            ----------
                                                $340,985            $1,514,548
                                                ========            ==========

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At April 30, 1999, the net unrealized depreciation based on the cost of investments for income tax purposes were as follows:

                                                FRANKLIN              FRANKLIN
                                               TEMPLETON             TEMPLETON
                                                GLOBAL                  HARD
                                             CURRENCY FUND         CURRENCY FUND
                                             -------------         -------------
Unrealized appreciation ............          $   146,222           $   108,740
Unrealized depreciation ............             (921,356)           (1,589,715)
                                              -----------           -----------
Net unrealized depreciation ........          $  (775,134)          $(1,480,975)
                                              ===========           ===========

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.


FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 1999 were as follows:

                                               FRANKLIN             FRANKLIN
                                              TEMPLETON            TEMPLETON
                                               GLOBAL                 HARD
                                            CURRENCY FUND         CURRENCY FUND
                                            -------------         -------------
Purchases ....................               $2,626,857            $3,000,000
Sales ........................               $     --              $2,169,233

6. OFF-BALANCE SHEET RISK

The Funds have been parties to financial instruments with off-balance-sheet risk, primarily forward exchange contracts in order to obtain investment results that are substantially equal to direct investments in foreign currency denominated instruments and to minimize the impact on the Funds from adverse changes in the relationship between the U.S. dollar and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds' involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. The contracts are reported in the financial statements at the Funds' net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

As of April 30, 1999, the Global Currency Fund had the following forward foreign currency contracts outstanding:

                                                                                      IN           SETTLEMENT      UNREALIZED
                                                                                 EXCHANGE FOR         DATE         GAIN/(LOSS)
                                                                                 ------------      ----------      -----------
CONTRACTS TO BUY:
    2,578,000    Australian Dollars ........................................    U.S. $1,681,372      6/28/99     U.S. $ 27,580
    2,879,000    New Zealand Dollars .......................................          1,582,298      7/26/99            30,285
    1,900,000    European Unit .............................................          2,620,346      8/10/99             4,161
                                                                                     ----------                       --------
                                                                                U.S. $5,884,016                         62,026
                                                                                     ==========                       --------
                Unrealized gain on forward exchange contracts ..............                                            62,026
                                                                                                                      --------
CONTRACTS TO BUY:
   10,887,000    Danish Krone ..............................................         $1,584,716      5/17/99           (32,255)
   12,687,000    Norwegian Krone ...........................................          1,640,843      5/18/99           (13,147)
                                                                                     ----------                       --------
                                                                                U.S. $3,225,559                        (45,402)
                                                                                     ==========
                Net unrealized loss on offsetting forward exchange contracts                                           (40,933)
                                                                                                                      --------
                 Unrealized loss on forward exchange contracts .............                                           (86,335)
                                                                                                                      --------
                      Net unrealized loss on forward exchange contracts ....                                     U.S. $(24,309)
                                                                                                                      ========


FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (unaudited) (continued)

6. OFF-BALANCE SHEET RISK (cont.)

As of April 30, 1999, the Hard Currency Fund had the following forward foreign currency contracts outstanding:

                                                                                         IN           SETTLEMENT     UNREALIZED
                                                                                    EXCHANGE FOR         DATE        GAIN/(LOSS)
                                                                                    ------------      ----------     -----------
CONTRACTS TO BUY:
    5,814,000    Swiss Francs ................................................    U.S. $ 3,853,904      8/06/99    U.S. $   6,577
1,168,211,000    Japanese Yen ................................................           9,900,093      8/06/99            20,783
    8,986,000    European Unit ...............................................           9,556,072      8/10/99            15,288
                                                                                       -----------                      ---------
                                                                                  U.S. $23,310,069                         42,648
                                                                                       ===========
                Net unrealized gain on offsetting forward exchange contracts .                                             42,369
                                                                                                                        ---------
                 Unrealized gain on forward exchange contracts ...............                                             85,017
                                                                                                                        ---------
CONTRACTS TO BUY:
    6,847,500    Swiss Francs ................................................         $ 4,626,689      5/17/99          (120,633)
    2,900,000    New Zealand Dollars .........................................           1,624,290      7/26/99              (467)
    3,100,000    European Unit ...............................................           3,300,880      8/04/99              (308)
                                                                                       -----------                      ---------
                                                                                  U.S. $ 9,551,859                       (121,408)
                                                                                       ===========
                Net unrealized loss on offsetting forward exchange contracts .                                           (320,088)
                                                                                                                        ---------
                 Unrealized loss on forward exchange contracts ...............                                           (441,496)
                                                                                                                        ---------
                      Net unrealized loss on forward exchange contracts ......                                     U.S. $(356,479)
                                                                                                                        =========

7. CREDIT RISK

The Funds have investments in excess of 10% of their total net assets in the following:

Global Currency Fund - debt securities denominated in the European Monetary
Unit.
Hard Currency Fund - debt securities denominated the European Monetary Unit and in Swiss Francs.

Such concentrations may subject the Funds more significantly to economic changes occurring within those countries.